Total
Large Cap Equity Fund
AMF Large Cap Equity Fund
Investment Objectives
The Fund’s primary investment objective is to achieve capital appreciation.
The objective of income is secondary.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large Cap Equity Fund		Class AMF	Class H
Management Fees		0.65%	0.65%
12b-1 Fees		0.25%	none
Other Expenses	[1]	0.90%	none
Total Annual Fund Operating Expenses	[2]	1.80%	1.55%
[1]	Other expenses have been restated to reflect current fees.
[2]	The Total Fund Operating Expenses differs from the Ratio of gross expenses to average net assets found within the “Financial Highlights” section of the prospectus because Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Large Cap Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class AMF	183	566	975	2,116
Class H	158	490	845	1,845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of portfolio management. Portfolio management looks for companies with strong balance sheets, attractive return on capital and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, portfolio management considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments, and trends in market share. Portfolio management uses models that quantify, and rank stocks based on their underlying financial data and blend this analysis with fundamental, bottom-up analysis from one or more investment analysts. This blending of quantitative and fundamental analysis allows portfolio management to efficiently evaluate a large number of potential investments in a systematic fashion while retaining the insights of investment analysts to provide investment considerations which may not be observable from a company’s financial information.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large-capitalization companies to be those with market capitalizations in excess of $10 billion or in the range of those market capitalizations of companies included in the S&P 500 Index at the time of purchase. The capitalization range of the companies that are components of the S&P 500 Index was between $5.3 billion and $2.4 trillion as of September 30, 2021. The average market cap of index components was $58.9 billion.  It is the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-capitalization companies. Although the Fund can invest in stocks of any sector, the Fund, subject to its investment policies, may at times have significant investments in one or more sectors. The equity securities in which the Fund may invest also include common stocks that do not pay dividends.

Principal Risks

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield, and total return are:

Company Risk

The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk

The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives.

Market Risk

The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, geopolitical risks, market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or issuer-specific risk. Equity securities generally have greater price volatility than fixed income securities.

Style Risk

The Fund invests in a diversified portfolio of common stocks of large-capitalization U.S. companies that meet the quality criteria of portfolio management. If large-capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors and its performance may suffer if those sectors underperform the overall stock market.

Sector Risk

Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. Stocks in the information technology sector may comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the high level of interdependence among global economies and markets, conditions in one country, market, or region may adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) global pandemic which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19, the recovery may be volatile and may last for a prolonged period of time.

Cybersecurity Risk

The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions), may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, sub-advisers, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Fund Performance History

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar chart and table below assume reinvestment of dividends and distributions.

Annual Total Returns The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class AMF shares.
Annual Returns for the Years Ended December 31

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.44% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -21.38% (quarter ended March 31, 2020). The Fund’s fiscal year end is June 30. The Fund’s year-to-date return through September 30, 2021 was 15.24%.

Average Annual Total Returns (For the periods ended December 31, 2020)

The table below shows returns on a before-tax and after-tax basis for Class AMF shares and on a before-tax basis for Class H shares. After-tax returns for Class H shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-247-9780.

Average Annual Total Returns - Large Cap Equity Fund		1 Year	5 Years	10 Years
Class AMF		11.89%	12.91%	11.51%
Class AMF | After Taxes on Distributions		10.88%	9.42%	9.04%
Class AMF | After Taxes on Distributions and Sales		7.72%	9.47%	8.88%
Class H		12.11%	13.09%	11.69%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[1]	18.40%	15.22%	13.88%
[1]	The S&P 500 Index is an unmanaged index including 500 of the leading companies in the leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market with approximately 75% coverage of U.S. equities, and is a proxy for the total stock market.

AAAMCO Ultrashort Financing Fund
AAAMCO Ultrashort Financing Fund
Investment Objective
The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses
This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - AAAMCO Ultrashort Financing Fund		CLASS Y SHARES	CLASS I SHARES
Management Fees		0.30%	0.30%
12b-1 Fees		none	0.10%
Other Expenses	[1]	0.09%	0.09%
Total Annual Fund Operating Expenses		0.39%	0.49%
Fee Waivers and Reimbursements	[2]	(0.09%)	(0.14%)
Total Fund Operating Expenses After Fee Waivers and Reimbursements		0.30%	0.35%
[1]	Other expenses have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.30% for Class Y shares and 0.35% for Class I shares through October 28, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures reflect the fee waiver for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AAAMCO Ultrashort Financing Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS Y SHARES	31	116	210	484
CLASS I SHARES	36	143	260	602

Portfolio Turnover

The Fund pays transaction costs, such as bid-ask spreads and commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. However, since some of the Fund’s repurchase agreement investments do not result in transaction costs, and are short term in nature, a higher turnover rate may not be indicative of higher trading costs and/or higher taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of repurchase agreements.

Fund Investments

Repurchase agreements, or “repos”, are short term transactions in which the Fund purchases a security and simultaneously agrees to sell it back to the same counterparty at a later date. The difference in the purchase price and the sale price represents the return on the transaction for the Fund. The Fund will always require the counterparty to deliver eligible securities as defined in the repurchase agreement to the Fund with a market value that is greater than the sale price as collateral in exchange for the funds advanced by the Fund at the outset of the transaction. This collateral seeks to provide the Fund protection should the counterparty not perform based on the terms of the repurchase agreement. The percentage difference between the value of the securities received in the transaction and the purchase price is known as the “haircut”. Additionally, the Fund will continue to monitor the market value of the securities collateral to seek to maintain the appropriate haircut. For example, if the market value of the securities collateral declines by more than a pre-determined threshold amount, the Fund will require the counterparty to immediately deliver more eligible securities or cash to maintain the agreed upon haircut.

The Fund may enter into repurchase agreements with a broad variety of counterparties including, but not limited to, financial institutions, broker/dealers, insurance companies, mortgage bankers, real estate investment trusts (REITs), investment companies and private funds. All counterparties must meet the Adviser’s credit guidelines. The Fund will limit the collateral backing repurchase agreements to financial obligations and fixed income securities issued by the U.S. Government and U.S. Government agencies. In addition, the Fund will seek to invest in repurchase agreements consistent with the rules and regulations outlined in the U.S. Code of Federal Regulations by federal banking regulators for national banks and federal credit unions. The Fund’s custodian will hold the securities collateral, although the Fund may engage with a variety of additional qualified custodians for specific transactions when the additional qualified custodian has been approved by the Board of Trustees of the Trust.

The Fund may also enter into dollar roll transactions with approved counterparties. Dollar roll transactions are short term (usually 30 days) financings in which the Fund purchases and simultaneously sells (for a future settlement date) agency mortgage-backed security pools. Dollar rolls are similar to repurchase agreements with the key difference being that the Fund is not required to return the exact same securities that were delivered by the borrower. Instead, the Fund must return similar pools with minimum qualifications usually including the issuer, coupon rate, and original maturity of the pools.

Under normal market conditions, the Fund is allowed to hold up to 10% of its total net assets directly in short-term U.S. Government and U.S. Government agency securities to serve as an additional source of immediate liquidity. These securities will include U.S. Treasury Bills and Notes, government agency discount notes, and other short maturity U.S. Government and U.S. Government agency fixed income and mortgage-backed securities that meet the investment criteria for the Fund. These securities will be held primarily to manage the regular subscriptions and redemptions in the Fund, effectively providing a buffer against net redemptions in the Fund and to provide additional cash should new repurchase agreement opportunities arise.

Under normal market and interest rate conditions, the Fund will target an effective duration less than the duration of a 1-month U.S. Treasury Bill with a maximum duration of a 3-month U.S. Treasury Bill.

The Fund will seek to limit its investments and investment techniques so as to qualify as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. Nationally chartered banks and federal credit unions should consult with their legal counsel regarding federal laws and regulations applicable to their investment in the Fund. The Fund also encourages state chartered commercial banks to consult their legal counsel regarding whether shares of the Fund are a permissible investment under their state law.

The Fund is not a money market fund and its share price may fluctuate. The Fund is not required to follow the portfolio quality and risk diversification or other risk limiting provisions required of money market funds pursuant to Rule 2a-7 and does not qualify for the simplified net asset value method of tax accounting. Unlike a money market fund, the Fund is not subject to the risk-limiting conditions of Rule 2a-7 under the Investment Company Act of 1940 with respect to portfolio maturity, quality, diversification, and liquidity. Because of this, the fund may have exposures to these risks that are different from, and in some cases higher than, a money market fund (see the “Principal Risks” section). The Fund expects to enter into repurchase agreements with counterparties, such as broker/dealers, REITs, investment companies and private funds, that are not typically used by money market funds. The Fund may not invest more than 15% of its net assets in illiquid securities. An “illiquid security” is any investment that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Repurchase agreements with a remaining term in excess of seven (7) days are considered illiquid.

Investment Process

The investment process is structured to provide a robust oversight structure for the investment strategies pursued by the Adviser. The Adviser’s portfolio management team is responsible for sourcing borrowers seeking repurchase agreement financing. The Adviser maintains a credit committee (the “Adviser’s Credit Committee”) composed of individuals with extensive backgrounds in evaluating counterparty credit, risk management, analyzing fixed income securities, and structuring repurchase and financing agreements. The Adviser’s Credit Committee is tasked with reviewing the terms under which the Adviser's portfolio management team may engage the Fund with specific counterparties and includes members that are not part of the portfolio management team. Based on the due diligence deliverables developed by the Adviser’s Credit Committee, the Adviser’s portfolio management team will present counterparties to the Adviser’s Credit Committee for approval.

The Adviser’s Credit Committee will approve all counterparties for repurchase agreements, taking into consideration the creditworthiness of the counterparty as well as the securities used as collateral for the repurchase agreement, the haircut applied to the collateral, and the legal terms and conditions of the legal documents governing the repurchase agreement.

Once a counterparty has been approved and a repurchase agreement funded, the Adviser’s portfolio management team will then be responsible for the oversight of the counterparty and all transactions associated with that counterparty. The Fund’s sub-adviser will develop risk management analytics that will be utilized by the Adviser’s portfolio management team to oversee outstanding repurchase agreements and to seek to insure that the value of the collateral is sufficient according to the terms of each repurchase agreement.

All counterparties will be reviewed regularly at a Credit Committee meeting, which is held at least once every quarter, to confirm that the credit and financial terms under which they were approved remain in place and all outstanding repurchase agreements are reviewed daily to verify that the transaction is properly collateralized. Members of the Fund’s sub-adviser will also present to the Credit Committee to review the compliance with the terms of each repurchase agreement.

For securities purchased in lieu of repurchase agreements, the Adviser’s portfolio management team is responsible for selecting these investments.

Principal Risks

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield, and total return, are:

Repurchase Agreement and Counterparty Risk

Repurchase agreements and dollar rolls are transactions in which the Fund buys a security from another financial institution and simultaneously agrees to sell the security (or, in the case of a dollar roll, similar securities) back at a mutually agreed-upon time and price. Repurchase agreements and dollar rolls expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement or is unable to provide additional eligible securities as margin when required by the Fund. In this circumstance, the Fund could lose money if it cannot sell the underlying instruments above the purchase price. In this case, the Adviser will determine if it is in the best interest of the shareholders to immediately liquidate the collateral or to hold the collateral until market conditions improve and a better sale price on the collateral can be obtained. Should the liquidation proceeds of the securities collateral be greater than the purchase price, the Fund does not suffer any loss.

Credit Risk

If the counterparty to a repurchase agreement defaults, and the collateral cannot be liquidated at a price greater than the original purchase price, the Fund would lose money. If the counterparty to a financial contract, including dollar rolls, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, the Fund could lose money. Credit risk also arises from the risk that one or more debt securities in the Fund’s portfolio will decline in value due to the failure of the issuer to pay principal or interest when due or due to the market perception that the issuer has experienced a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk.

Fixed Income Risk

The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. During periods of sustained rising rates, fixed income risks will be amplified. On the other hand, if rates fall, the value of the fixed income securities generally increases. An investment in the Fund will decline in value if the value of the Fund’s investments decrease. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated but may affect the value of an investment in the Fund.

Interest Rate Risk

Normally, the value of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

As of the date of this prospectus, interest rates continue to be near historic lows due to, among other things, government policies. The negative impact on fixed income securities from rate increases if and when they occur could be swift and significant and negatively impact the Fund’s net asset value.

Government Agency Risk

Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and repayment of principal when held to maturity and not as to market value. Changes in government policies with respect to U.S. Government agencies, including the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) could have adverse impacts on the Fund. See “U.S. Government Securities” under Additional Information Regarding Investment Strategies for further information.

Liquidity Risk

Trading opportunities are more limited for certain securities that have complex terms or that are not widely held. Some large broker-dealer counterparties have limited the number of trading counterparties with whom they will engage. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. Repurchase agreements with a remaining term in excess of seven (7) days are considered illiquid. The Fund must limit its investment in repurchase agreements with a maturity of greater than 7 days or other illiquid securities to no more than 15% of the Fund’s net assets. An “illiquid security” is any investment that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Management Risk

The Fund is subject to management risk. The Adviser will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk

The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, geopolitical risks, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces, or other conditions) or issuer-specific risks.

Share Ownership Concentration Risk

To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that large redemptions by these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times). Further, large redemptions may result in increased transaction costs, increased Fund expense ratios, and adverse effects to the Fund’s net asset value, liquidity, and performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Conversely, to the extent the Fund experiences large purchases by investors or shareholders, such purchases could cause the Fund to maintain larger-than-expected cash positions pending acquisition of investments, which could negatively impact Fund performance.

Regulatory Risk

Since many of the shareholders of the Fund are depositories, the Fund seeks to limit its investments and investment techniques so as to qualify as a permissible investment for nationally chartered banks and federal credit unions under current applicable federal laws and regulations. Since the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in 2010, the depository regulators have been actively adjusting the types of investment securities in which a financial institution may invest based upon capital and surplus. For example, they have replaced the definition of investment grade used by financial institutions with a more subjective standard and require more stringent risk-based capital levels, amongst other changes, and may therefore impact the permissible investments of the Fund. While many of these changes have been implemented and reflected in the Fund’s investment guidelines and strategy, regulators may eliminate some of these changes. The qualification of the Fund as an investment without statutory limitation for financial institutions is subject to the Fund’s Adviser actively monitoring these regulatory changes and updating its investment guidelines and processes as necessary.

For a more detailed discussion of regulatory risk, please refer to the “Additional Risk Information” section below.

Valuation Risk

The Fund will obtain third party market valuations for all securities (other than repurchase agreements, which are valued at amortized cost) owned by the Fund or used as collateral in repurchase agreements. In certain circumstances, the Adviser will seek outside confirmation of market values from broker/dealers which it believes to be market-makers in the securities in question. This process will be used when the Adviser believes that the third party valuation does not adequately represent the market value of the securities in question. Fair value pricing, if used, is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that the Fund could purchase or sell a portfolio of investments at the market or fair value price used to calculate the Fund’s net asset value, or that the market or fair value price used to value the collateral held in a repurchase agreement represents the price at which the collateral can be liquidated. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the high level of interdependence among global economies and markets, conditions in one country, market, or region may adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) global pandemic which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19, the recovery may be volatile and may last for a prolonged period of time.

Cybersecurity Risk

The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions), may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, sub-advisers, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Fund Performance Information

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar chart and table below assume reinvestment of dividends and distributions.

Annual Total Returns The bar chart below provides an illustration of the Fund’s performance for Class Y shares.
Annual Return for the Year Ended December 31

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.67% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.09% (quarter ended December 31, 2020). The Fund’s fiscal year end is June 30. The Fund’s year-to-date return through September 30, 2020 was 0.21%.

Average Annual Total Returns (For the periods ended December 31, 2020)

The table below shows returns on a before-tax and after-tax basis for Class Y shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-247-9780.

Average Annual Total Returns - AAAMCO Ultrashort Financing Fund		1 Year	Since Inception [1]	Inception Date
CLASS Y SHARES		0.71%	1.75%	Jun. 06, 2017
CLASS Y SHARES | After Taxes on Distributions		0.42%	1.03%	Jun. 06, 2017
CLASS Y SHARES | After Taxes on Distributions and Sales		0.42%	1.03%	Jun. 06, 2017
CLASS I SHARES		0.65%	1.70%	Jun. 06, 2017
U.S. Secured Overnight Financing Rate	[2]	0.36%	1.47%	Jun. 06, 2017
Bloomberg 1 Month Libor Index (reflects no deductions for fees, expenses or taxes)	[3]	0.52%	1.53%	Jun. 06, 2017
[1]	Ultrashort Financing Fund commenced operations on June 6, 2017.
[2]	The U.S. Secured Overnight Financing Rate is a secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
[3]	The Bloomberg 1 Month Libor Index is an index tracking the London Interbank Offered Rate (“LIBOR”), which is the interest rate offered by a specific group of London banks for U.S. dollar deposits with a one-month maturity. The index does not include a reduction in return for expenses. The Bloomberg 1 Month Libor Index was renamed effective August 24, 2021 and is now known as the Bloomberg 1 Month Libor Index. Effective October 28, 2021, the Fund changed its benchmark to the U.S. Secured Overnight Financing Rate in anticipation of the cessation of publication of LIBOR rates in 2023.